Forfeiture Shares (Details) - Schedule of Changes in Fair Value of Forfeited Shares - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value of Forfeited Shares [Line Items]
Balance at beginning of period	$ 38	$ 1,751
Changes in fair value	(35)	(1,713)
Balance at end of the period	$ 3	$ 38